SCHEDULE OF OTHER ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued royalties	$ 3,572	$ 2,710	$ 1,934
Upfront Medicare payment		2,066
Operating lease liability	1,030	1,027	1,321
All others	1,056	1,182
Accrued professional fees	931	854	1,399
Unclaimed property	565	565	565
Contingent consideration	473	398	502
Accrued pharma services invoices	438	108
Taxes payable	248	334	403
Accrued lab costs - diagnostics	514	161	163
Financing lease liability	98	177	184
ESPP payable	37	108
Accrued sales and marketing - diagnostics	41	51	197
Deferred revenue	40	54	457
Total other accrued expenses	$ 9,043	9,795	9,476
Payable to CGI			888
All others		$ 1,398	$ 1,463